Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Variable Insurance Trust
Entity Central Index Key	0001090682
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000152054
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BrandywineGLOBAL- Bond Portfolio
Class Name	Portfolio
Trading Symbol	VGSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® BrandywineGLOBAL- Bond Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Portfolio	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
AssetsNet	$ 222,291,402
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$222,291,402 # of Portfolio Holdings88 Portfolio Turnover Rate165%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	2.4%
Commercial Mortgage-Backed Securities	2.7%
Asset-Backed Securities	6.4%
Corporate Bonds/Notes	7.4%
Collateralized Mortgage Obligations	10.7%
U.S. Government Agency Obligations	27.0%
U.S. Treasury Obligations	43.4%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
United States Treasury Notes, 4.125%, 05/31/31	28.2%
United States Treasury Notes, 4.250%, 08/15/35	5.4%
United States Treasury Inflation Indexed Bonds, 2.375%, 02/15/56	4.8%
Federal Home Loan Banks, 4.250%, 09/11/26	3.6%
Ginnie Mae, 6.000%, 01/20/56	2.5%
Federal Home Loan Banks, 3.625%, 09/04/26	2.3%
United States Treasury Bonds, 4.750%, 05/15/55	2.1%
United States Treasury Floating Rate Notes, 3.875%, 01/31/28	2.1%
Ginnie Mae, 5.500%, 07/20/55	2.1%
Ginnie Mae, 6.000%, 11/20/53	1.9%